Summary Of Share Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of options
Outstanding at beginning of year	30,341,636	31,961,636	35,801,636
Granted	0	0	0
Exercised	0	0	0
Forfeited or expired	(960,000)	(1,620,000)	(3,840,000)
Outstanding at end of year	29,381,636	30,341,636	31,961,636	35,801,636
Exercisable	29,381,636
Vested	29,381,636
Weighted average exercise price per option
Outstanding at beginning of year	$ 0.259	$ 0.258	$ 0.279
Granted	0	0	0
Exercised	0	0	0
Forfeited or expired			0.254
Outstanding at end of year	0.259	$ 0.259	$ 0.258	$ 0.279
Exercisable	0.259
Vested	$ 0.259
Weighted average remaining contractual life
Outstanding	5 years 6 months	6 years 6 months	7 years 6 months	8 years 6 months
Exercisable	5 years 6 months
Vested	5 years 6 months